Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The provision for income taxes was as follows:

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Current:
Federal	$—	$—	$—
State	3	5	1
	$3	$5	$1
Deferred:
Federal	$—	$—	$—
State	—	—	—
	$—	$—	$—

Provision for income tax	$3	$5	$1

Schedule of Effective Income Tax Rate Reconciliation
Provision for income taxes in 2016 and 2017 is primarily for cash taxes payable to the states.

	Year Ended December 31,
(in thousands)	2016	2017	2018
Federal statutory income tax rate	$(8,474)	$(10,329)	$(6,276)
State income tax, net of federal benefits	(787)	(1,041)	(1,072)
Stock based compensation	167	81	(615)
Research & development Credits	(4)	(4)	(6)
Return to provision & other	—	—	29
Rate adjustment	—	—	668
Other	13	470	363
Tax law change—revaluing deferreds	—	11,783	—
Change in valuation allowance	9,088	(955)	6,910
Income tax provision	$3	$5	$1

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets at December 31, 2017 and 2018, are shown below. A valuation allowance has been recorded to offset the net deferred tax assets as of December 31, 2017 and 2018, as the realization of such assets does not meet the more-likely-than-not threshold.

	Year Ended December 31,
(in thousands)	2017	2018
Deferred Income Tax Assets:
Net operating loss (NOL)	$23,198	$29,634
Intangibles	1,199	1,407
Share-based and accrued compensation	335	83
Interest	—	148
Other	183	628
Total gross deferred tax assets	$24,915	$31,900

Deferred Tax Liabilities:
Property, plant and equipment	263	283
Total gross deferred tax liabilities	$263	$283

Valuation Allowance	24,652	31,617
Net deferred tax asset (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits at the beginning and end of the years ended December 31, 2017 and 2018:

	Year Ended December 31,
(in thousands)	2017	2018
Gross unrecognized tax benefits at the beginning of the year	$865	$1,201
Increases related to current year positions	585	888
Decreases related to prior year positions	(249)	(243)
Gross unrecognized tax benefits at the end of the year	$1,201	$1,846